Non-controlling interest (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 25,117	$ 12,528
Income tax expense	5,028	1,693
Comprehensive income for the period	(496)	2,137
Current assets	35,882		$ 25,843
Current liabilities	33,030		24,537
Cash provided by operating activities	4,020	2,381
Cash used in investing activities	(4,023)	(3,700)
Cash used in financing activities	1,395	(225)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	25,117	12,528
Depreciation	1,109	906
Accretion expense	211	188
Income tax expense	5,028	1,693
Comprehensive income for the period	8,159	2,568
Current assets	30,737		21,223
Non-current assets	91,547		89,368
Current liabilities	(23,126)		(21,398)
Non-current liabilities	(21,934)		(18,428)
Advances from parent, net	(24,941)		$ (26,567)
Cash provided by operating activities	5,843	3,572
Cash used in investing activities	(4,125)	(3,675)
Cash used in financing activities	$ (886)	$ (1,090)